Long-term debt and credit facility (Tables)	12 Months Ended
Dec. 31, 2025
Long-term debt and credit facility
Schedule of long-term debt

	2025	2024
	($)	($)
Balance – Beginning of period	46,639	18,587
Additions net of financing fees – 2025 Financing Facility	120,241	65,960
Additions – Mining equipment financings	8,335	1,065
Repayment of Credit Facility and mining equipment financings	(38,709)	(43,804)
Interest capitalized	12,568	5,329
Interest paid	(2,422)	(3,696)
Write-offs	—	(561)
Currency translation adjustments	(2,095)	3,759
Balance – End of period	144,557	46,639

Current portion	6,771	40,675
Non-current portion	137,786	5,964
	144,557	46,639

Summary of payments in monthly instalments

	Less than 1 year	1-2 years	3-4 years	Over 5 years
	$	$	$	$
Total payments – Mining equipment financings and lease liabilities	5,653	5,898	510	117
Total payments – Financing Facility (principal)	—	129,844	—	—